Long-term debt - Disclosure of detailed information about borrowings (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings [abstract]
Convertible debentures	$ 0	$ 300,000
Revolving credit facility	150,000	113,389
Mining equipment financings	0	3,764
Long-term debt	150,000	417,153
Unamortized discount on banker's acceptances	(2,050)	0
Unamortized debt issuance costs	0	(2,291)
Unamortized accretion on convertible debentures	0	(4,427)
Long-term debt, net of issuance costs	(2,050)	410,435
Current portion	0	294,891
Non-current portion	147,950	115,544
Long-term debt	$ 147,950	$ 410,435	$ 400,429